UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund Investment Portfolio June 30, 2014

unaudited

Common stocks 93.89%
		Value
Consumer discretionary 17.36%	Shares	(000)

Amazon.com, Inc.[1]	4,149,000	$ 1,347,512
Home Depot, Inc.	8,808,100	713,104
Naspers Ltd., Class N	5,805,600	683,461
Priceline Group Inc.[1]	501,000	602,703
Liberty Global PLC, Class C1	6,189,400	261,874
Liberty Global PLC, Class A1	5,103,800	225,690
Burberry Group PLC	18,036,991	457,780
Swatch Group Ltd, non-registered shares	565,568	341,522
Swatch Group Ltd	681,770	75,727
Toyota Motor Corp.	6,243,000	374,931
Industria de Diseño Textil, SA	2,186,557	336,531
Walt Disney Co.	3,800,000	325,812
MGM Resorts International[1]	11,625,000	306,900
CBS Corp., Class B	4,465,000	277,455
Time Warner Inc.	3,891,700	273,392
Tiffany & Co.	2,695,100	270,184
Carnival Corp., units	6,950,900	261,701
Starbucks Corp.	2,917,800	225,779
Honda Motor Co., Ltd.	6,229,800	217,510
adidas AG	1,964,678	198,997
Publicis Groupe SA	2,289,039	194,144
Twenty-First Century Fox, Inc., Class A	5,400,000	189,810
Delphi Automotive PLC	2,575,800	177,060
Johnson Controls, Inc.	3,178,400	158,697
Ford Motor Co.	9,000,000	155,160
Las Vegas Sands Corp.	2,000,000	152,440
Royal Caribbean Cruises Ltd.	2,650,000	147,340
Expedia, Inc.	1,650,000	129,954
Wynn Macau, Ltd.	29,851,200	117,088
LVMH Moët Hennessey–Louis Vuitton SA	529,400	102,067
NIKE, Inc., Class B	1,000,000	77,550
ASOS PLC[1]	1,516,600	76,827
Christian Dior SA	370,000	73,615
Suzuki Motor Corp.	2,285,200	71,575
Arcos Dorados Holdings Inc., Class A	6,335,033	70,952
DENSO Corp.	1,367,400	65,262
lululemon athletica inc.[1]	1,546,100	62,586
Coach, Inc.	1,576,888	53,914
Nikon Corp.	3,300,000	51,957
AB Electrolux, Series B	1,826,700	46,204
Hyundai Mobis Co., Ltd.	140,700	39,493
Nokian Renkaat Oyj	612,990	23,922
		10,016,182

Common stocks
		Value
Information technology 14.84%	Shares	(000)

Google Inc., Class C1	994,400	$ 572,058
Google Inc., Class A1	901,400	527,022
ASML Holding NV	5,538,381	515,768
ASML Holding NV (New York registered)	2,564,870	239,225
Taiwan Semiconductor Manufacturing Co. Ltd.	161,757,994	685,323
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,000,000	64,170
Microsoft Corp.	17,607,673	734,240
Texas Instruments Inc.	8,867,791	423,792
Avago Technologies Ltd.	5,681,000	409,430
VeriSign, Inc.[1,2]	8,077,444	394,260
Naver Corp.	453,000	373,844
Murata Manufacturing Co., Ltd.	3,763,300	352,202
Cisco Systems, Inc.	13,500,000	335,475
Alcatel-Lucent[1]	83,349,330	297,652
MasterCard Inc., Class A	3,630,000	266,696
Oracle Corp.	5,945,500	240,971
ARM Holdings PLC	15,512,579	233,890
OMRON Corp.	5,125,000	216,018
Visa Inc., Class A	996,300	209,930
Apple Inc.	1,936,000	179,913
Amphenol Corp., Class A	1,820,000	175,339
Hewlett-Packard Co.	5,000,000	168,400
salesforce.com, inc.[1]	2,687,000	156,061
Trend Micro Inc.	4,259,800	140,234
Nintendo Co., Ltd.	1,120,800	134,146
Jabil Circuit, Inc.	6,048,500	126,414
Samsung Electronics Co. Ltd.	76,500	99,954
Analog Devices, Inc.	1,700,000	91,919
Infineon Technologies AG	4,767,300	59,593
TDK Corp.	1,152,400	54,034
Rackspace Hosting, Inc.[1]	896,508	30,176
Gemalto NV	288,071	29,860
TE Connectivity Ltd.	371,875	22,997
		8,561,006

Financials 12.25%

AIA Group Ltd.	125,061,400	628,502
American Express Co.	6,250,000	592,937
ACE Ltd.	5,334,534	553,191
CME Group Inc., Class A	7,499,132	532,063
ORIX Corp.	30,792,440	510,345
Prudential PLC	20,030,041	459,687
JPMorgan Chase & Co.	7,220,000	416,016
ICICI Bank Ltd. (ADR)[1]	5,983,700	298,587
ICICI Bank Ltd.	2,800,000	66,021
Moody's Corp.	3,624,400	317,715
Goldman Sachs Group, Inc.	1,801,500	301,643
Sumitomo Mitsui Financial Group, Inc.	7,059,000	295,725
Deutsche Bank AG	6,948,055	244,462
HSBC Holdings PLC	23,794,461	241,440
Morgan Stanley	6,500,000	210,145
AXA SA	8,612,650	205,852
Sampo Oyj, Class A	2,980,000	150,775
Common stocks
		Value
Financials (continued)	Shares	(000)

BNP Paribas SA	2,100,200	$ 142,482
Weyerhaeuser Co.[1]	4,270,000	141,294
ING Groep NV, depository receipts[1]	8,060,000	113,235
McGraw Hill Financial, Inc.	1,300,000	107,939
Bank of Nova Scotia	1,605,334	107,027
Standard Chartered PLC	5,227,158	106,812
Allianz SE	585,000	97,487
DNB ASA	5,094,318	93,185
Barclays PLC	21,457,625	78,146
Tokio Marine Holdings, Inc.	1,550,000	50,981
		7,063,694

Health care 12.23%

Novo Nordisk A/S, Class B	56,236,585	2,588,297
Bayer AG	5,041,857	712,128
Gilead Sciences, Inc.[1]	6,999,500	580,329
Merck & Co., Inc.	7,730,000	447,180
Regeneron Pharmaceuticals, Inc.[1]	1,581,100	446,613
Roche Holding AG	1,289,300	384,551
Novartis AG	4,055,000	367,181
Vertex Pharmaceuticals Inc.[1]	3,691,000	349,464
Bristol-Myers Squibb Co.	6,507,500	315,679
Grifols, SA, Class B (ADR)	3,829,500	168,689
Grifols, SA, Class B, non-registered shares	1,576,222	68,743
UCB SA	1,720,954	145,703
AstraZeneca PLC	1,556,400	115,615
Mindray Medical International Ltd., Class A (ADR)	2,674,000	84,231
Sonic Healthcare Ltd.	4,753,304	77,675
Hospira, Inc.[1]	1,000,000	51,370
Hologic, Inc.[1]	1,990,000	50,447
Edwards Lifesciences Corp.[1]	530,000	45,495
Fresenius SE & Co. KGaA	275,200	41,037
Sonova Holding AG	98,658	15,052
		7,055,479

Industrials 12.05%

Delta Air Lines, Inc.	20,000,000	774,400
United Continental Holdings, Inc.[1]	13,800,000	566,766
United Technologies Corp.	4,429,900	511,432
Boeing Co.	3,967,300	504,760
Airbus Group NV	7,116,724	476,917
Rolls-Royce Holdings PLC[1]	23,073,000	422,117
American Airlines Group Inc.[1]	9,713,095	417,275
General Electric Co.	13,460,300	353,737
KONE Oyj, Class B	8,120,300	338,911
Schneider Electric SE	3,442,858	324,109
Geberit AG	723,000	253,800
Ryanair Holdings PLC (ADR)[1]	3,869,499	215,918
ASSA ABLOY AB, Class B	3,484,100	177,293
Intertek Group PLC	3,410,428	160,448
Towers Watson & Co., Class A	1,500,300	156,376
Honeywell International Inc.	1,500,000	139,425
Eaton Corp. PLC	1,707,100	131,754

Common stocks
		Value
Industrials (continued)	Shares	(000)

Siemens AG	861,800	$ 113,817
W.W. Grainger, Inc.	419,500	106,666
Michael Page International PLC	14,279,900	105,330
Union Pacific Corp.	1,000,000	99,750
Kawasaki Heavy Industries, Ltd.	26,139,000	99,597
Nielsen NV	2,048,400	99,163
FANUC CORP.	571,800	98,607
Cummins Inc.	603,817	93,163
Marubeni Corp.	8,470,000	61,954
Vallourec SA	1,370,528	61,376
Atlas Copco AB, Class B	2,008,900	53,669
Komatsu Ltd.	1,516,700	35,213
		6,953,743

Consumer staples 11.06%

Associated British Foods PLC	12,580,056	656,435
British American Tobacco PLC	10,747,500	639,718
Nestlé SA	7,148,700	553,807
Pernod Ricard SA	4,263,991	512,052
Philip Morris International Inc.	5,199,000	438,328
SABMiller PLC	6,844,008	396,831
Anheuser-Busch InBev NV	3,227,250	370,760
Unilever NV, depository receipts	7,546,500	330,205
PepsiCo, Inc.	2,991,900	267,296
Japan Tobacco Inc.	7,131,000	259,955
Shoprite Holdings Ltd.	17,445,952	252,626
Procter & Gamble Co.	2,787,300	219,054
Coca-Cola Co.	4,558,700	193,107
Costco Wholesale Corp.	1,600,000	184,256
Mondelez International, Inc.	4,217,700	158,628
L'Oréal SA, non-registered shares	851,287	146,699
Danone SA	1,670,237	124,050
Avon Products, Inc.	7,898,100	115,391
Colgate-Palmolive Co.	1,624,000	110,724
Seven & i Holdings Co., Ltd.	2,480,000	104,483
Imperial Tobacco Group PLC	1,707,000	76,832
Casino, Guichard-Perrachon SA	493,253	65,400
United Spirits Ltd.	1,593,897	63,497
Alimentation Couche-Tard Inc., Class B	2,220,000	60,813
Asahi Group Holdings, Ltd.	1,163,000	36,507
Unilever PLC	677,000	30,715
Coca-Cola HBC AG (CDI)[1]	451,500	10,370
		6,378,539

Materials 4.20%

First Quantum Minerals Ltd.	14,204,000	303,768
Monsanto Co.	2,348,600	292,964
Linde AG	1,136,300	241,637
FMC Corp.	2,816,000	200,471
Rio Tinto PLC	3,735,000	198,698
Holcim Ltd	2,104,235	184,963
Koninklijke DSM NV	2,098,400	152,833
Vale SA, ordinary nominative (ADR)	11,045,700	146,134
Common stocks
		Value
Materials (continued)	Shares	(000)

Potash Corp. of Saskatchewan Inc.	3,295,000	$ 125,078
Glencore PLC	20,985,000	116,917
Praxair, Inc.	800,000	106,272
Akzo Nobel NV	1,325,000	99,334
Dow Chemical Co.	1,580,000	81,307
Mosaic Co.	1,352,800	66,896
United States Steel Corp.	1,500,000	39,060
Impala Platinum Holdings Ltd.	3,865,000	38,843
Syngenta AG	75,000	27,935
		2,423,110

Energy 4.02%

Oil Search Ltd.	44,897,325	409,389
Enbridge Inc.	5,361,772	254,408
EOG Resources, Inc.	2,163,216	252,793
Canadian Natural Resources, Ltd.	5,105,000	234,570
Noble Energy, Inc.	3,020,000	233,929
Schlumberger Ltd.	1,750,000	206,413
FMC Technologies, Inc.[1]	2,893,000	176,676
Halliburton Co.	1,551,699	110,186
Chevron Corp.	775,000	101,176
Royal Dutch Shell PLC, Class B	1,630,998	70,969
Royal Dutch Shell PLC, Class B (ADR)	200,000	17,402
Cenovus Energy Inc. (CAD denominated)	1,772,600	57,461
Cenovus Energy Inc.	927,400	30,020
Cobalt International Energy, Inc.[1]	4,734,512	86,878
Technip SA	449,762	49,201
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,968,000	28,792
		2,320,263

Telecommunication services 0.87%

SoftBank Corp.	5,124,700	381,577
Vodafone Group PLC	19,925,600	66,496
América Móvil, SAB de CV, Series L (ADR)	2,525,800	52,410
NII Holdings, Inc., Class B1	5,500,000	3,025
		503,508

Utilities 0.20%

Cheung Kong Infrastructure Holdings Ltd.	16,732,000	115,391

Miscellaneous 4.81%

Other common stocks in initial period of acquisition		2,775,608
Total common stocks (cost: $32,618,530,000)		54,166,523

Convertible securities 0.01%
	Principal amount	Value
Consumer staples 0.01%	(000)	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR43,260	4,440
Total convertible securities (cost: $5,605,000)		4,440

Bonds, notes & other debt instruments 0.20%
	Principal amount	Value
U.S. Treasury bonds & notes 0.20%	(000)	(000)

U.S. Treasury 0.25% 2015	$ 31,325	$ 31,366
U.S. Treasury 0.25% 2015	9,000	9,008
U.S. Treasury 4.00% 2015[3]	74,925	76,754
Total bonds, notes & other debt instruments (cost: $116,995,000)		117,128
Short-term securities 5.85%

Freddie Mac 0.07%–0.17% due 7/7/2014–6/9/2015	787,216	787,011
Federal Home Loan Bank 0.042%–0.165% due 7/1/2014–12/17/2014	742,900	742,807
Fannie Mae 0.055%–0.14% due 8/18/2014–9/22/2014	246,900	246,886
Mizuho Funding LLC 0.185%–0.205% due 7/14/2014–8/11/2014[4]	177,600	177,579
Nordea Bank AB 0.14%–0.205% due 7/2/2014–9/16/2014[4]	169,800	169,771
Australia & New Zealand Banking Group, Ltd. 0.15%–0.165% due 7/24/2014–9/16/2014[4]	132,100	132,063
ANZ New Zealand (International) Ltd. 0.18% due 8/15/2014[4]	26,000	25,996
Bank of Nova Scotia 0.155%–0.18% due 7/8/2014–8/11/2014	155,000	154,991
Gotham Funding Corp. 0.17% due 7/17/2014–7/28/2014[4]	68,388	68,381
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14% due 7/9/2014	26,300	26,299
Mitsubishi UFJ Trust and Banking Corp. 0.17%–0.18% due 7/1/2014–7/14/2014[4]	34,800	34,799
Sumitomo Mitsui Banking Corp. 0.17%–0.21% due 7/1/2014–8/11/2014[4]	113,400	113,386
Svenska Handelsbanken Inc. 0.16% due 8/7/2014[4]	100,000	99,987
National Australia Funding (Delaware) Inc. 0.125%–0.135% due 7/21/2014–9/24/2014[4]	99,900	99,877
Toronto-Dominion Holdings USA Inc. 0.11%–0.17% due 7/1/2014–7/15/2014[4]	93,200	93,198
Electricité de France 0.14%–0.15% due 8/6/2014–8/14/2014[4]	81,200	81,184
General Electric Capital Corp. 0.16% due 8/29/2014	62,100	62,093
American Honda Finance Corp. 0.11% due 7/22/2014	50,000	49,997
International Bank for Reconstruction and Development 0.14% due 8/22/2014	50,000	49,997
Coca-Cola Co. 0.17% due 10/14/2014[4]	50,000	49,980
Rabobank USA Financial Corp. 0.16% due 7/10/2014	30,000	29,999
Commonwealth Bank of Australia 0.14% due 8/7/2014[4]	26,200	26,197
Federal Farm Credit Banks 0.10% due 1/20/2015	21,600	21,588
BASF AG 0.08% due 7/24/2014[4]	15,900	15,899
Province of Ontario 0.10% due 7/9/2014	14,700	14,700
Total short-term securities (cost $3,374,436,000)		3,374,665
Total investment securities (cost: $36,115,566,000)		57,662,756
Other assets less liabilities		26,710
Net assets		$57,689,466

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $445,130,000 over the prior 12-month period.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 6/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	7/10/2014	HSBC Bank	$37,793	¥3,850,000	$ (215)
Japanese yen	7/30/2014	Citibank	$92,491	¥9,400,000	(321)
Japanese yen	7/31/2014	Bank of America, N.A.	$29,522	¥3,000,000	(99)
Japanese yen	8/14/2014	Citibank	$20,576	¥2,100,000	(161)
Japanese yen	8/14/2014	Bank of New York Mellon	$59,424	¥6,065,000	(465)
Japanese yen	9/4/2014	Bank of America, N.A.	$208,211	¥21,300,000	(2,148)
					$(3,409)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2014, appear below.

						Value of
						affiliate at
					Dividend income	6/30/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

VeriSign, Inc.[1]	6,152,044	1,925,400	—	8,077,444	$ —	$ 394,260
Burberry Group PLC[5]	22,300,991	400,000	4,664,000	18,036,991	3,265	—
					$3,265	$394,260

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3A portion of this security was pledged as collateral. The total value of pledged collateral was $1,564,000, which represented less than .01% of the net assets of the fund.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,188,297,000, which represented 2.06% of the net assets of the fund.

5Unaffiliated issuer at 6/30/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$10,016,182	$ —	$—	$10,016,182
	Information technology	8,561,006	—	—	8,561,006
	Financials	7,063,694	—	—	7,063,694
	Health care	7,055,479	—	—	7,055,479
	Industrials	6,953,743	—	—	6,953,743
	Consumer staples	6,378,539	—	—	6,378,539
	Materials	2,423,110	—	—	2,423,110
	Energy	2,320,263	—	—	2,320,263
	Telecommunication services	503,508	—	—	503,508
	Utilities	115,391	—	—	115,391
	Miscellaneous	2,775,608	—	—	2,775,608
	Convertible securities	—	4,440	—	4,440
	Bonds, notes & other debt instruments	—	117,128	—	117,128
	Short-term securities	—	3,374,665	—	3,374,665
Total		$54,166,523	$3,496,233	$—	$57,662,756

		Other investments*

		Level 1	Level 2	Level 3	Total

Liabilities:
	Unrealized depreciation on open forward currency contracts	$—	$(3,409)	$—	$(3,409)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,137,479
Gross unrealized depreciation on investment securities	(709,792)
Net unrealized appreciation on investment securities	21,427,687
Cost of investment securities for federal income tax purposes	36,235,069

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

CAD = Canadian dollars

¥ = Japanese Yen

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-007-0814O-S42156

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2014